Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

October 31, 2019

ANR-QTLY-1219
1.809101.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	2,505	$658,202
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Sunrun, Inc. (a)	183,100	2,845,374
Energy Equipment & Services - 5.9%
Oil & Gas Drilling - 0.6%
AKITA Drilling Ltd. Class A (non-vtg.)	169,222	147,753
Odfjell Drilling Ltd. (a)	391,856	1,133,449
Patterson-UTI Energy, Inc.	104,900	872,768
Shelf Drilling Ltd. (a)(b)	577,528	1,174,380
		3,328,350
Oil & Gas Equipment & Services - 5.3%
Baker Hughes, A GE Co. Class A	458,700	9,816,180
DMC Global, Inc. (c)	13,200	590,568
Forum Energy Technologies, Inc. (a)	393,627	456,607
Halliburton Co.	131,100	2,523,675
ProPetro Holding Corp. (a)	144,000	1,116,000
RigNet, Inc. (a)	310,751	1,628,335
Schlumberger Ltd.	252,918	8,267,889
Solaris Oilfield Infrastructure, Inc. Class A (c)	286,200	3,045,168
Tenaris SA sponsored ADR (c)	73,400	1,490,020
		28,934,442

TOTAL ENERGY EQUIPMENT & SERVICES		32,262,792

Oil, Gas & Consumable Fuels - 93.0%
Coal & Consumable Fuels - 0.2%
Arch Coal, Inc.	8,700	686,343
Peabody Energy Corp.	45,000	473,850
		1,160,193
Integrated Oil & Gas - 26.4%
Chevron Corp.	779,609	90,543,791
Eni SpA	35,400	537,053
Exxon Mobil Corp.	418,261	28,261,896
Occidental Petroleum Corp.	456,900	18,504,450
Suncor Energy, Inc.	195,200	5,803,684
Total SA sponsored ADR	10,500	552,615
		144,203,489
Oil & Gas Exploration & Production - 40.5%
Berry Petroleum Corp.	249,400	2,341,866
Black Stone Minerals LP	43,300	565,931
Brigham Minerals, Inc. Class A	71,600	1,366,844
Cabot Oil & Gas Corp.	444,000	8,276,160
Canadian Natural Resources Ltd.	186,200	4,694,937
Cimarex Energy Co.	155,400	6,560,988
ConocoPhillips Co.	463,600	25,590,720
Continental Resources, Inc.	44,500	1,311,415
Devon Energy Corp.	412,600	8,367,528
Diamondback Energy, Inc.	217,370	18,641,651
Encana Corp. (Toronto)	926,002	3,627,796
EOG Resources, Inc.	447,886	31,042,979
Hess Corp.	227,400	14,951,550
Kosmos Energy Ltd.	923,100	5,723,220
Lundin Petroleum AB	142,000	4,688,381
Magnolia Oil & Gas Corp. Class A (a)	652,300	6,405,586
Murphy Oil Corp.	63,600	1,312,068
National Energy Services Reunited Corp. (a)	8,700	60,117
Noble Energy, Inc.	865,300	16,665,678
Northern Oil & Gas, Inc. (a)(c)	1,909,700	3,743,012
Parex Resources, Inc. (a)	516,600	7,001,222
Parsley Energy, Inc. Class A	499,800	7,901,838
PDC Energy, Inc. (a)	225,388	4,496,491
Pioneer Natural Resources Co.	227,016	27,927,508
Texas Pacific Land Trust	433	246,390
Viper Energy Partners LP	333,100	8,017,717
		221,529,593
Oil & Gas Refining & Marketing - 21.6%
Delek U.S. Holdings, Inc.	155,700	6,220,215
HollyFrontier Corp.	9,900	543,906
Marathon Petroleum Corp.	390,878	24,996,648
Par Pacific Holdings, Inc. (a)	233,400	5,286,510
Phillips 66 Co.	249,018	29,090,283
Reliance Industries Ltd.	163,635	3,370,296
Valero Energy Corp.	495,700	48,072,986
World Fuel Services Corp.	14,600	609,842
		118,190,686
Oil & Gas Storage & Transport - 4.3%
Cheniere Energy, Inc. (a)	203,300	12,513,115
Delek Logistics Partners LP	18,100	584,268
Enterprise Products Partners LP	205,300	5,343,959
Noble Midstream Partners LP (a)(d)	48,372	1,166,733
Scorpio Tankers, Inc.	41,400	1,316,934
Teekay LNG Partners LP	184,000	2,647,760
		23,572,769

TOTAL OIL, GAS & CONSUMABLE FUELS		508,656,730

TOTAL COMMON STOCKS
(Cost $548,211,202)		544,423,098

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.83% (e)	3,709,162	3,709,904
Fidelity Securities Lending Cash Central Fund 1.84% (e)(f)	6,010,538	6,011,139
TOTAL MONEY MARKET FUNDS
(Cost $9,721,043)		9,721,043
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $557,932,245)		554,144,141
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(6,984,784)
NET ASSETS - 100%		$547,159,357

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,174,380 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,166,733 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,956,647

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,192
Fidelity Securities Lending Cash Central Fund	2,932
Total	$17,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.